Financial liabilities designated at fair value through profit or loss - Summary of Contractual Liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial assets designated as measured at fair value through profit or loss [Line Items]
Expiration payment	₩ 7,325,678	₩ 7,568,498
Carrying value	8,023,870	8,455,724
Difference from carrying value	₩ (698,192)	₩ (887,226)